Discontinued operations - Summary of Minimum Lease Payments Under Non-Cancellable Operating Leases Relating to Discontinued Operations (Detail) - Operating lease rights [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Not later than one year [member]
Disclosure of Minimum Lease Payments Under Noncancellable Operating Leases Relating to Discontinued Operations [Line Items]
Operating leases	€ 10	€ 8
Later than one year and not later than two years [member]
Disclosure of Minimum Lease Payments Under Noncancellable Operating Leases Relating to Discontinued Operations [Line Items]
Operating leases	9	8
Later than two years and not later than three years [member]
Disclosure of Minimum Lease Payments Under Noncancellable Operating Leases Relating to Discontinued Operations [Line Items]
Operating leases	7	6
Later than three years and not later than four years [member]
Disclosure of Minimum Lease Payments Under Noncancellable Operating Leases Relating to Discontinued Operations [Line Items]
Operating leases	7	5
Later than four years and not later than five years [member]
Disclosure of Minimum Lease Payments Under Noncancellable Operating Leases Relating to Discontinued Operations [Line Items]
Operating leases	6	5
Later than five years [member]
Disclosure of Minimum Lease Payments Under Noncancellable Operating Leases Relating to Discontinued Operations [Line Items]
Operating leases	17	€ 21
Discontinued operations [member] | Not later than one year [member]
Disclosure of Minimum Lease Payments Under Noncancellable Operating Leases Relating to Discontinued Operations [Line Items]
Operating leases	(2)
Discontinued operations [member] | Later than one year and not later than two years [member]
Disclosure of Minimum Lease Payments Under Noncancellable Operating Leases Relating to Discontinued Operations [Line Items]
Operating leases	(2)
Discontinued operations [member] | Later than two years and not later than three years [member]
Disclosure of Minimum Lease Payments Under Noncancellable Operating Leases Relating to Discontinued Operations [Line Items]
Operating leases	(1)
Discontinued operations [member] | Later than three years and not later than four years [member]
Disclosure of Minimum Lease Payments Under Noncancellable Operating Leases Relating to Discontinued Operations [Line Items]
Operating leases	(1)
Discontinued operations [member] | Later than four years and not later than five years [member]
Disclosure of Minimum Lease Payments Under Noncancellable Operating Leases Relating to Discontinued Operations [Line Items]
Operating leases	(1)
Discontinued operations [member] | Later than five years [member]
Disclosure of Minimum Lease Payments Under Noncancellable Operating Leases Relating to Discontinued Operations [Line Items]
Operating leases	€ (2)